--------------------------------------------------------------------------------
GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the semi-annual report of Georgia Daily Municipal Income Fund, Inc. for the period June 1, 1999 through November 30,1999.

The Fund had net assets of $8,574,250 and 91 active shareholder as of November 30, 1999.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President








-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
NOVEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 1)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Other Tax Exempt Investments (17.97%)
------------------------------------------------------------------------------------------------------------------------------------
 $  150,000   Cobb County, GA School District                                   12/31/99     2.85%  $   150,074     MIG-1
    100,000   Cobb County, GA TAN                                               12/31/99     2.96       100,020     MIG-1    SP1+
    150,000   Fulton County, GA School District                                 12/31/99     2.98       150,026     MIG-1
    200,000   Gwinnett County, GA School District
              (Construction Sales Tax Notes)                                    12/31/99     3.10       200,052     MIG-1
    250,000   Richmond County, GA Board of Education (b)
              GO Unlimited Refunding Bonds                                      03/01/00     3.23       250,728
    500,000   Richmond County, GA Board of Education (b)
              GO Unlimited Refunding Bonds                                      09/01/00     3.39       503,643
    185,000   The State of Georgia - Series B (b)                               03/01/00     3.09       186,055
 ----------                                                                                         -----------
  1,535,000   Total Other Tax Exempt Investments                                                      1,540,598
 ----------                                                                                         -----------
Other Variable Rate Demand Instruments (72.37%)
------------------------------------------------------------------------------------------------------------------------------------
 $  300,000   Adel IDA IDRB (Specialty Stampings, L.L.C.)
              LOC National Bank of Canada                                       06/01/14     4.05%  $   300,000     VMIG-1
    100,000   Brunswick & Glynn County, GA IDA (b)
              (Coastal Sleeve Label Project)
              LOC NationsBank                                                   07/01/10     4.00       100,000
    350,000   Burke, County, GA Development Authority
              (Oglethorpe Power Corp. - Vogtle)
              Insured by FGIC                                                   01/01/16     3.85       350,000     VMIG-1   A1+
    260,000   Clayton County, GA Housing Authority MHRB
              (Chateau Forest Apartments - E)
              Insured by FSA                                                    01/01/21     3.85       260,000     VMIG-1   A1+
    500,000   Clayton County, GA Housing Authority MHRB
              (Williamsburg South Apartments)
              LOC PNC Bank                                                      12/01/28     4.05       500,000     VMIG-1
    200,000   DeKalb County, GA Development Authority PCRB
              (General Motors Corp.)                                            11/01/03     3.70       200,000     VMIG-1
    100,000   Floyd County, GA Development Authority
              (Georgia Kraft Company Project)
              LOC Banque Nationale de Paris                                     12/01/15     3.80       100,000       P1
    250,000   Fulton County, GA Development Authority RB
              (Morehouse College Project)
              LOC Wachovia Bank, N.A.                                           08/01/17     3.90       250,000     VMIG-1
    245,000   Georgia State GO (Morgan Stanley) (b)                             11/01/10     3.97       245,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity               Value             Standard
   Amount                                                                            Date     Yield    (Note 1)    Moody's  & Poor's
   ------                                                                            ----     -----     ------     -------  --------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  500,000   Housing Authority of Atlanta, GA (Villages of East Lake Phase I)
              LOC Bank of America                                                  01/01/29   4.00%  $  500,000             A1+
    500,000   Liberty County, GA (Harbin Lumber Company, Inc.) (b)
              LOC Suntrust Bank                                                    04/01/14   4.10      500,000
    400,000   Marietta, GA Housing Authority MHRB (Wood Pointe Apts.)
              LOC First Union National Bank                                        10/01/07   3.95      400,000             A1
    100,000   Municipal Electric Authority of Georgia
              (General Resolution Projects)
              LOC Bayerische Landesbank                                            03/01/20   3.90      100,000    VMIG-1   A1+
    400,000   Municipal Electric Authority of Georgia
              (General Resolution Projects)
              LOC Landesbank Hessen                                                06/01/20   3.90      400,000    VMIG-1   A1+
    450,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC ABN AMRO Bank N.V.                                               01/01/26   3.80      450,000    VMIG-1   A1+
    150,000   Richmond County, GA Development Authority Solid Waste RB
              (Evergreen Nylon Recycling)
              LOC Banque Nationale de Paris                                        07/01/32   3.95      150,000      P1     A1
    400,000   Roswell City, GA (Azalea Project)- Series 1996
              Collateralized by FNMA                                               06/15/25   3.90      400,000             A1+
    100,000   Savannah, GA EDA (Kaolin Company)
              LOC NationsBank                                                      07/01/27   4.00      100,000             A1+
    300,000   Savannah, GA Downtown Development Authority
              (Savannah Parking Facilities)                                        09/01/00   3.80      300,000    VMIG-1   A1+
    100,000   Savannah, GA Port Authority (Pier 1 Imports)
              LOC Bank One, TX                                                     12/01/26   4.02      100,000             A1+
    500,000   St. Mary's, GA Development Authority (Trigen-Biopower Inc. Proj.)
              LOC Toronto Dominion Bank                                            07/01/24   4.00      500,000             A1+
 ----------                                                                                         -----------
  6,205,000   Total Other Variable Rate Demand Instruments                                            6,205,000
 ----------                                                                                         -----------
Put Bonds (10.73%)
------------------------------------------------------------------------------------------------------------------------------------
 $  220,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project)                                        03/01/00   2.90%  $  220,000    Aa1      AAA
    200,000   Puerto Rico Industrial Environmental (Reynolds Metals)
              LOC ABN AMRO Bank                                                    09/01/00   3.50      200,000    VMIG-1   A-1+
    500,000   Private Colleges & Universities Authority (Emory University Project) 03/09/00   3.70      500,000    VMIG-1   A-1+
 ----------                                                                                         -----------
    920,000   Total Put Bonds                                                                           920,000
 ----------                                                                                         -----------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
NOVEMBER 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 1)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Tax Exempt Commercial Paper (4.08%)
------------------------------------------------------------------------------------------------------------------------------------
 $  150,000   Puerto Rico Government Development Bank                           01/19/00     3.20%  $  150,000               A1+
    200,000   Puerto Rico Government Development Bank                           01/26/00     3.60      200,000               A1+
 ----------                                                                                         ----------
    350,000   Total Tax Exempt Commercial Paper                                                        350,000
 ----------                                                                                         ----------
              Total Investments (105.15%) (Cost $9,015,598+)                                        $9,015,598
              Liabilities in Excess of Cash and Other Assets (-5.15%)                               (  441,348)
                                                                                                     ---------
              Net Assets (100.00%)                                                                  $8,574,250
                                                                                                    ==========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 7,151,713 Shares Outstanding (Note 3)                                 $     1.00
                                                                                                    ==========
              Class B Shares, 1,422,537 Shares Outstanding (Note 3)                                 $     1.00
                                                                                                    ==========

              +    Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(a) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     EDA      =   Economic Development Authority                  IDRB     =    Industrial Development Authority

     FGIC     =   Financial Guaranteed Insurance Company          LOC      =    Letter of Credit

     FNMA     =   Federal National Mortgage Association           MHRB     =    Multi-family Housing Revenue Bond

     FSA      =   Financial Security Assurance                    PCRB     =    Pollution Control Revenue Bond

     GO       =   General Obligation                              RB       =    Revenue Bond

     IDA      =   Industrial Development Authority                TAN      =    Tax Anticipation Note


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1999
(UNAUDITED)
================================================================================



 INVESTMENT INCOME

 Income:

    Interest.............................................................................   $        184,820
                                                                                             ---------------

 Expenses: (Note 2)

    Investment management fee............................................................             21,885

    Administration fee...................................................................             11,490

    Shareholder servicing fee............................................................             11,336

    Custodian expenses...................................................................              7,257

    Shareholder servicing and related shareholder expenses...............................              3,092

    Legal, compliance and filing fees....................................................             10,494

    Audit and accounting.................................................................             33,223

    Directors' fees......................................................................              3,153

    Other................................................................................                408
                                                                                             ---------------

      Total expenses.....................................................................            102,338

      Less:  Fees waived (Note 2)........................................................   (         33,375)

             Expenses reimbursed (Note 2)................................................   (         30,339)
                                                                                             ---------------

      Net expenses.......................................................................             38,624
                                                                                             ---------------

 Net investment income...................................................................            146,196



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................           -0-
                                                                                             ---------------

 Increase in net assets from operations..................................................   $        146,196
                                                                                             ===============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                  Six Months                        July 14, 1998
                                                                     Ended                        (Commencement of)
                                                               November 30, 1999                 Operation) through
                                                                  (Unaudited)                       May 31, 1999
                                                                   ---------                        ------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income....................................  $         146,196                  $          83,397
    Net realized gain (loss) on investments..................             -0-                                 -0-
                                                                ----------------                   ----------------
 Increase in net assets from operations......................            146,196                             83,397
 Dividends to shareholders from net investment income:
    Class A..................................................  (         119,331)*                (          81,415)*
    Class B..................................................  (          26,865)*                (           1,982)*
 Capital share transactions (Note 3)
    Class A..................................................            569,044                          6,482,669
    Class B..................................................          1,182,575                            239,962
                                                                ----------------                   ----------------
        Total increase (decrease)............................          1,751,619                          6,722,631
 Net assets:
    Beginning of period......................................          6,822,631                            100,000
                                                                ----------------                   ----------------
    End of period............................................  $       8,574,250                  $       6,822,631
                                                                ================                   ================

 *  Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a service fee equal to .25% of the Fund's average daily net assets.

For the period ended November 30, 1999 the Manager voluntarily waived investment management fees and administration fees of $21,885 and $11,490, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $30,339.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At November 30, 1999, 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $8,574,250. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months                          July 14, 1998
                                                      Ended                (Commencement of Operations) through
                                                November 30, 1999                      May 31, 1999
                                                -----------------                      ------------
 Class A
 -------
 Sold......................................            30,397,468                          11,405,269
 Issued on reinvestment of dividends.......               115,976                              74,457
 Redeemed..................................      (     29,944,400)                    (     4,997,057)
                                                  ---------------                      --------------
 Net increase (decrease)...................               569,044                           6,482,669
                                                  ===============                      ==============

                                                   Six Months                        January 14, 1999
                                                      Ended                   (Commencement of Sales) through
                                                November 30, 1999                      May 31, 1999
                                                -----------------                      ------------
 Class B
 -------
 Sold......................................             4,542,082                           1,882,375
 Issued on reinvestment of dividends.......                25,229                               1,626
 Redeemed..................................      (      3,384,736)                    (     1,644,039)
                                                  ---------------                      --------------
 Net increase (decrease)...................             1,182,575                             239,962
                                                  ===============                      ==============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 52% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights.

                                                            Six Months                      July 14, 1998
 Class A                                                       Ended                (Commencement of Operations)
 -------                                                 November 30, 1999                  May 31, 1999
                                                         -----------------                  ------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...................    $     1.00                      $     1.00
                                                            --------------                  --------------
 Income from investment operations:
    Net investment income...............................          0.013                           0.022
 Less distributions:
    Dividends from net investment income................    (     0.013  )                  (     0.022  )
                                                             ------------                    ------------
 Net asset value, end of period.........................    $     1.00                      $     1.00
                                                            =============                   =============
 Total Return...........................................          2.70%*                          2.50%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........................    $     7,152                     $     6,583
 Ratios to average net assets:
    Expenses (net of fees waived and expenses reimbursed)+        0.75%*                          0.79%*
    Net investment income...............................          2.63%*                          2.48%*
    Management and administration fees waived...........          0.61%*                          0.61%*
    Expenses reimbursed.................................          0.55%*                          1.58%*
    Expense offsets.....................................          --                              0.04%*


    *    Annualized
    +    Includes expense offsets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights (continued).

                                                         Six Months                    January 14, 1999
 Class B                                                     Ended                (Commencement of Operations)
 -------                                                      November 30, 1999                  May 31, 1999
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...................   $     1.00                       $     1.00
                                                           -------------                    -------------
 Income from investment operations:
    Net investment income...............................         0.015                            0.009
 Less distributions:
    Dividends from net investment income................   (     0.015  )                   (     0.009  )
                                                            ------------                     ------------
 Net asset value, end of period.........................   $     1.00                       $     1.00
                                                           =============                    =============
 Total Return...........................................         2.95%*                           2.47%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........................   $     1,422                       $      240
 Ratios to average net assets:
    Expenses (net of fees waived and expenses reimbursed)+       0.50%*                           0.54%*
    Net investment income...............................         2.87%*                           2.66%*
    Management and administration fees waived...........         0.61%*                           0.61%*
    Expenses reimbursed.................................         0.55%*                           1.58%*
    Expense offsets.....................................         --                               0.04%*


    *    Annualized
    +    Includes expense offsets.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================




On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The report of McGladrey on the financial statements of the Fund for the past fiscal year contained no adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the most recent fiscal year and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







GEORGIA
DAILY
MUNICIPAL
INCOME
FUND, INC.















                    Semi-Annual Report
                     November 30, 1999
                        (Unaudited)





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





GA1199S


--------------------------------------------------------------------------------